Financial Assets at Fair Value Through Comprehensive Income - Schedule of Debt Investments Recognized in Profit or Loss and Other Comprehensive Income Explanatory (Details) ¥ in Thousands	6 Months Ended
Jun. 30, 2022 CNY (¥)
Financial assets at fair value through other comprehensive income [abstract]
Interest income on financial assets designated at fair value through profit or loss	¥ 1,088
Losses recognized in other comprehensive income related to debt investments	¥ (1,311)